NUVEEN EQUITY INDEX FUND

NUVEEN MID CAP INDEX FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED AUGUST 29, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

Walter A. French has announced that he will retire from Nuveen Asset Management, LLC (“Nuveen Asset Management”) on September 30, 2014. He will continue to act as a portfolio manager for Nuveen Equity Index Fund, Nuveen Mid Cap Index Fund, and Nuveen Small Cap Index Fund (the “Index Funds”) and Nuveen Tactical Market Opportunities Fund until that time.

Effective September 30, 2014, Michael Lindh, CFA, will be added to the Index Funds as co-portfolio manager. Mr. Lindh entered the financial services industry in 1981 and joined Nuveen Investment Solutions, a subsidiary of Nuveen Asset Management, in 2001 and assumed the role of head trader in 2002. Previously, he was a principal and senior quantitative analyst at Harris Investment Management.

David A. Friar will continue to serve as portfolio manager for the Index Funds and Nuveen Tactical Market Opportunities Fund. Keith B. Hembre and Derek B. Bloom will continue to serve as portfolio managers for Nuveen Tactical Market Opportunities Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTKP2-0814P

NUVEEN EQUITY INDEX FUND

NUVEEN MID CAP INDEX FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED AUGUST 29, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2014

Walter A. French has announced that he will retire from Nuveen Asset Management, LLC (“Nuveen Asset Management”) on September 30, 2014. He will continue to act as a portfolio manager for Nuveen Equity Index Fund, Nuveen Mid Cap Index Fund, and Nuveen Small Cap Index Fund (the “Index Funds”) and Nuveen Tactical Market Opportunities Fund until that time.

Effective September 30, 2014, Michael Lindh, CFA, will be added to the Index Funds as co-portfolio manager. Mr. Lindh entered the financial services industry in 1981 and joined Nuveen Investment Solutions, a subsidiary of Nuveen Asset Management, in 2001 and assumed the role of head trader in 2002. Previously, he was a principal and senior quantitative analyst at Harris Investment Management.

David A. Friar will continue to serve as portfolio manager for the Index Funds and Nuveen Tactical Market Opportunities Fund. Keith B. Hembre and Derek B. Bloom will continue to serve as portfolio managers for Nuveen Tactical Market Opportunities Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTKSAI-0814P